Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Provisions - Provisions [Text Block]

Philips Group

Provisions

in millions of EUR

	2021			2022
	long-term	short-term	total	long-term	short-term	total
Post-employment benefits1)	659		659	546		546
Respironics field-action provision	52	525	577	23	366	390
Product warranty provisions	32	207	238	57	287	344
Environmental provisions	99	26	124	83	20	104
Restructuring-related provisions	8	58	66	6	134	140
Legal provisions	53	39	91	14	74	89
Contingent consideration provisions	156	52	208	89	23	113
Other provisions	257	92	349	279	112	390
Provisions	1,315	998	2,313	1,097	1,018	2,115
1)For more details refer to Post-employment benefits.

Provisions - Respironics field-action provision [Text Block]	Philips Group Respironics field-action provision in millions of EUR
	2021	2022
Balance as of January 1	-	577
Additions	719	250
Utilizations	(175)	(486)
Translation differences	33	49
Balance as of December 31	577	390

Provisions - Main assumptions [Text Block]

Philips Group

Main assumptions

in millions of EUR unless otherwise stated

	Increase (decrease) in provision
Assumption	Increase individual assumption by 10%	Decrease individual assumption by 10%
Total quantity of devices remaining	26	(26)
Replacement share	12	(12)

Provisions - Provisions for assurance-type product warranty [Text Block]

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

	2021	2022
Balance as of January 1	167	238
Additions	364	320
Utilizations	(265)	(224)
Transfer to liabilities associated with assets held for sale	(37)
Translation differences and other	10	9
Balance as of December 31	238	344

Provisions - Environmental provisions [Text Block]

Philips Group

Environmental provisions

in millions of EUR

	2021	2022
Balance as of January 1	183	124
Additions	18	15
Utilizations	(15)	(17)
Releases	(64)	(2)
Changes in discount rate	(10)	(27)
Accretion	3	4
Translation differences and other	9	7
Balance as of December 31	124	104

Provisions - Restructuring-related provisions [Text Block]

Philips Group

Restructuring-related provisions

in millions of EUR

	January 1, 2022	additions	utilizations	releases	other changes	December 31, 2022
Diagnosis & Treatment	26	58	(27)	(8)	0	49
Connected Care	17	34	(13)	(3)	(1)	34
Personal Health	9	9	(7)	(2)	0	10
Other	14	52	(14)	(5)	0	47
Philips Group	66	154	(61)	(18)	(1)	140

Philips Group

Restructuring-related provisions

in millions of EUR

	January 1, 2021	additions	utilizations	releases	other changes	December 31, 2021
Diagnosis & Treatment	33	23	(19)	(13)	1	26
Connected Care	17	16	(12)	(4)	-	17
Personal Health	28	6	(21)	(6)	2	9
Other	38	10	(21)	(16)	4	14
Philips Group	117	55	(73)	(39)	6	66

Provisions - Legal provisions [Text Block]

Philips Group

Legal provisions

in millions of EUR

	2021	2022
Balance as of January 1	72	91
Additions	43	89
Acquisitions	38	4
Utilizations	(17)	(100)
Releases	(48)	(3)
Accretion	1	-
Translation differences and other	3	7
Balance as of December 31	91	89

Provisions - Contingent consideration provisions [Text Block]	Philips Group Contingent consideration provisions in millions of EUR
	2021	2022
Balance as of January 1	318	208
Acquisitions	16	96
Utilizations	(48)	(105)
Fair value changes	(78)	(86)
Balance as of December 31	208	113

Provisions - Other provisions [Text Block]

Philips Group

Other provisions

in millions of EUR

	2021	2022
Balance as of January 1	372	349
Additions	89	160
Utilizations	(87)	(95)
Releases	(29)	(35)
Accretion	(5)	(3)
Translation differences and other	9	14
Balance as of December 31	349	390